Goodwill and Other Intangible Assets - Future Amortization Expense of Finite-Lived Intangible Assets (Details) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 7
2027	1
2028	0
2029	0
2030	$ 0